FORM 13F

 FORM 13F COVER PAGE


 UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C 20549



Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment[]; Amendment Number:

This Amendment (Check only one): [] is a restatement.
                                 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1231 E. Beltline, NE
         Suite 170
         Grand Rapids, MI 49505

13F File Number: 028-03412

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, August 10, 2001

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     1694 256650.000SH      SOLE                20325.000        236325.000
                                                                10 1500.000 SH       OTHER   	                         1500.000
Alcoa                          COM              013817101     6005 152410.000SH      SOLE                58150.000         94260.000
American Home Products         COM              026609107      248 4225.000 SH       SOLE                                   4225.000
American International Group   COM              026874107     1003 11802.000SH       SOLE                 1500.000         10302.000
                                                               134 1577.000 SH       OTHER                                  1577.000
Andrew Corporation             COM              034425108     5043 273325.000SH      SOLE               113250.000        160075.000
                                                                24 1300.000 SH       OTHER   	                         1300.000
Apache Corp.                   COM              037411105      560 11025.000SH       SOLE                 1050.000          9975.000
Atmel Corp.                    COM              049513104     4512 334500.000SH      SOLE               133450.000        201050.000
Avon Products, Inc.            COM              054303102     6251 135065.000SH      SOLE                58550.000         76515.000
BP PLC-Spons ADR               COM              055622104      579 11605.000SH       SOLE                                  11605.000
                                                               200 4012.000 SH       OTHER  	                         4012.000
Bellsouth Corporation          COM              079860102      119 2950.000 SH       SOLE                                   2950.000
                                                               198 4912.000 SH       OTHER                         	 4912.000
Bristol Myers Squibb           COM              110122108      357 6825.000 SH       SOLE                                   6825.000
CVS Corporation                COM              126650100     4665 120850.000SH      SOLE                45225.000         75625.000
Canadian National Railway      COM              136375102     6848 169075.000SH      SOLE                64000.000        105075.000
                                                                65 1614.000 SH       OTHER  	                         1614.000
Carnival Corp Class A          COM              143658102     7231 235550.000SH      SOLE                82875.000        152675.000
                                                                95 3100.000 SH       OTHER   		                 3100.000
Citigroup, Inc.                COM              172967101     1552 29368.000SH       SOLE                 2175.000         27193.000
Citizens Banking Corp.         COM              174420109      207 7094.000 SH       SOLE                                   7094.000
Clarcor, Inc.                  COM              179895107     1737 64700.000SH       SOLE                                  64700.000
Coca-Cola Company              COM              191216100      541 12030.000SH       SOLE                                  12030.000
                                                                22  500.000 SH       OTHER  	                          500.000
Colgate Palmolive              COM              194162103     1392 23600.000SH       SOLE                                  23600.000
                                                                55  940.000 SH       OTHER   	                          940.000
Comerica Inc                   COM              200340107     1889 32793.000SH       SOLE                 1000.000         31793.000
                                                               801 13898.000SH       OTHER   		                13898.000
Compaq Computer Corp.          COM              204493100     4583 299151.000SH      SOLE               121600.000        177551.000
                                                                13  850.000 SH       OTHER  	                          850.000
DPL Inc                        COM              233293109      366 12655.000SH       SOLE                                  12655.000
                                                                66 2287.000 SH       OTHER  	                         2287.000
Elan Corp. PLC ADR             COM              284131208     2725 44675.000SH       SOLE                 4325.000         40350.000
Electronic Data System Corp.   COM              285661104     6386 102180.000SH      SOLE                40300.000         61880.000
                                                                80 1275.000 SH       OTHER   	                         1275.000
Enron                          COM              293561106      201 4100.000 SH       SOLE                                   4100.000
                                                                25  500.000 SH       OTHER   	                          500.000
Equity Office Properties Trust COM              294741103     3352 105979.000SH      SOLE                60396.000         45583.000
Equity Residential Properties  COM              29476L107      868 15350.000SH       SOLE                 6000.000          9350.000
Everest RE Group Ltd           COM              G3223r108     7264 97115.000SH       SOLE                37150.000         59965.000
Exxon Mobil Corporation        COM              302316102     2946 33724.001SH       SOLE                 1852.000         31872.000
                                                               570 6530.000 SH       OTHER  		                 6530.000
Fannie Mae                     COM              313586109     5785 68035.000SH       SOLE                20615.000         47420.000
                                                               126 1480.000 SH       OTHER  	                         1480.000
Fifth Third Bancorp            COM              316773100      279 4642.000 SH       SOLE                                   4642.000
                                                              1093 18195.000SH       OTHER   		                 18195.000
General Electric               COM              369604103     3531 72441.000SH       SOLE                                  72441.000
                                                               394 8075.000 SH       OTHER   	                         8075.000
Hibernia Corp Class A          COM              428656102     4074 228850.000SH      SOLE               133650.000         95200.000
Honeywell International, Inc.  COM              438516106     4154 118710.000SH      SOLE                43575.000         75135.000
                                                                45 1300.000 SH       OTHER   	                         1300.000
IBM                            COM              459200101     5943 52592.000SH       SOLE                20347.000         32245.000
                                                               102  900.000 SH       OTHER   	                          900.000
Intel Corp                     COM              458140100      339 11600.000SH       SOLE                                  11600.000
                                                               105 3600.000 SH       OTHER   	                         3600.000
JLG Industries                 COM              466210101     1319 106768.000SH      SOLE                                 106768.000
                                                                46 3700.000 SH       OTHER   	                         3700.000
JP Morgan Chase & Co.          COM              46625H100     6196 138933.000SH      SOLE                51862.000         87071.000
                                                                13  300.000 SH       OTHER   	                          300.000
Johnson & Johnson              COM              478160104     6578 131560.000SH      SOLE                51100.000         80460.000
                                                                29  580.000 SH       OTHER   	                          580.000
Kroger Co.                     COM              501044101     6591 263650.000SH      SOLE                98825.000        164825.000
                                                                30 1200.000 SH       OTHER   	                         1200.000
Lowe's Companies               COM              548661107     4966 68450.000SH      SOLE                25100.000         43350.000
                                                                54  750.000 SH       OTHER                                  750.000
MBIA Inc                       COM              55262C100     5003 89860.000SH       SOLE                45899.000         43961.000
McDonalds Corp                 COM              580135101      488 18030.000SH       SOLE                                  18030.000
                                                                32 1200.000 SH       OTHER                                  1200.000
Medtronic Inc                  COM              585055106      124 2700.000 SH       SOLE                                   2700.000
                                                               184 4000.000 SH       OTHER                                  4000.000
Mercantile Bankshares Corp.    COM              587405101     4728 120825.000SH      SOLE                57950.000         62875.000
Merck & Company                COM              589331107     4974 77825.000SH      SOLE                27125.000         50700.000
                                                                41  635.000 SH       OTHER                                  635.000
Microsoft Corp.                COM              594918104     3877 53107.000SH      SOLE                 4380.000         48727.000
                                                                15  200.000 SH       OTHER                                  200.000
Minnesota Mining & Mfg         COM              604059105     5348 46870.000SH      SOLE                20830.000         26040.000
                                                                17  150.000 SH       OTHER                                  150.000
Nabors Industries              COM              629568106     3533 94975.000SH       SOLE                38575.000         56400.000
Noble Drilling Corp.           COM              655042109      318 9725.000 SH       SOLE                 1300.000          8425.000
Outback Steakhouse, Inc.       COM              689899102     5740 199305.000SH      SOLE                84875.000        114430.000
Pfizer                         COM              717081103      898 22425.000SH       SOLE                                  22425.000
Proctor & Gamble               COM              742718109      274 4300.000 SH       SOLE                                   4300.000
Royal Dutch Petroleum          COM              780257705      489 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      509 12713.000SH       SOLE                                  12713.000
                                                               469 11717.000SH       OTHER                                 11717.000
SPX Corp                       COM              784635104     7917 63243.000SH       SOLE                23618.000         39625.000
Santa Fe International         COM              G7805C108     1022 34225.000SH       SOLE                  800.000         33425.000
Sara Lee                       COM              803111103      303 16000.000SH       SOLE                                  16000.000
Schering Plough                COM              806605101     6213 171448.000SH      SOLE                58800.000        112648.000
                                                                58 1600.000 SH       OTHER                                  1600.000
Shell Transport & Trading      COM              822703609      735 14600.000SH       SOLE                  200.000         14400.000
Stryker Corp                   COM              863667101      208 3800.000 SH       SOLE                                   3800.000
Tellabs, Inc.                  COM              879664100     2049 105745.000SH     SOLE                49810.000         55935.000
                                                                18  910.000 SH       OTHER                                  910.000
Transocean Sedco Forex, Inc.   COM              G90078109     3398 82379.000SH      SOLE                35940.000         46439.000
                                                                33  801.000 SH       OTHER                                  801.000
Tyco International Ltd New     COM              902124106     9151 167869.000SH     SOLE                61902.000        105967.000
                                                                19  350.000 SH       OTHER                                  350.000
USX-Marathon Group             COM              902905827     4495 152333.000SH     SOLE                78983.000         73350.000
                                                                 9  300.000 SH       OTHER                                  300.000
Verizon Communications         COM              92343V104     5391 100775.000SH      SOLE                36906.000         63869.000
                                                               240 4479.000 SH       OTHER                                  4479.000
W.R. Berkley Corp.             COM              084423102     6069 146535.000SH      SOLE                57400.000         89135.000
Wells Fargo & Co.              COM              949740104      748 16100.000SH       OTHER                                 16100.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 106

Form 13F Information Table Value Total: $220,415